Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000154942 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000154942 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000154942 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000154942 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154942 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000154942 | SectorDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000154942 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154942 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154942 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154942 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000154943 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154943 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154943 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154943 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154943 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154943 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000154943 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000154943 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000161913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000161913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000161913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000161913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000161913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000161913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161913 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000161913 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124400 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	32.40%
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	6.50%
C000124400 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	81.20%
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	39.10%
Percent of Net Long Exposure	3.00%
C000124400 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	83.10%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	30.50%
Percent of Net Long Exposure	22.00%
C000124400 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	177.40%
Percent of Total Long Exposure	122.80%
Percent of Total Short Exposure	54.70%
Percent of Net Long Exposure	68.10%
C000124400 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.70%
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.70%
C000124401 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	32.40%
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	6.50%
C000124401 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	81.20%
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	39.10%
Percent of Net Long Exposure	3.00%
C000124401 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	83.10%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	30.50%
Percent of Net Long Exposure	22.00%
C000124401 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	177.40%
Percent of Total Long Exposure	122.80%
Percent of Total Short Exposure	54.70%
Percent of Net Long Exposure	68.10%
C000124401 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.70%
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.70%
C000201711 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	32.40%
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	6.50%
C000201711 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	81.20%
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	39.10%
Percent of Net Long Exposure	3.00%
C000201711 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	83.10%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	30.50%
Percent of Net Long Exposure	22.00%
C000201711 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	177.40%
Percent of Total Long Exposure	122.80%
Percent of Total Short Exposure	54.70%
Percent of Net Long Exposure	68.10%
C000201711 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.70%
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.70%
C000198936 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	32.40%
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	6.50%
C000198936 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	81.20%
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	39.10%
Percent of Net Long Exposure	3.00%
C000198936 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	83.10%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	30.50%
Percent of Net Long Exposure	22.00%
C000198936 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	177.40%
Percent of Total Long Exposure	122.80%
Percent of Total Short Exposure	54.70%
Percent of Net Long Exposure	68.10%
C000198936 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.70%
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.70%
C000124402 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	32.40%
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	6.50%
C000124402 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	81.20%
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	39.10%
Percent of Net Long Exposure	3.00%
C000124402 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	83.10%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	30.50%
Percent of Net Long Exposure	22.00%
C000124402 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	177.40%
Percent of Total Long Exposure	122.80%
Percent of Total Short Exposure	54.70%
Percent of Net Long Exposure	68.10%
C000124402 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.70%
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.70%
C000124403 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	32.40%
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	13.00%
Percent of Net Long Exposure	6.50%
C000124403 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	81.20%
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	39.10%
Percent of Net Long Exposure	3.00%
C000124403 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	83.10%
Percent of Total Long Exposure	52.50%
Percent of Total Short Exposure	30.50%
Percent of Net Long Exposure	22.00%
C000124403 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	177.40%
Percent of Total Long Exposure	122.80%
Percent of Total Short Exposure	54.70%
Percent of Net Long Exposure	68.10%
C000124403 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.70%
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.70%
C000151918 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000151918 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000151918 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151918 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151918 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151918 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151918 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151918 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151918 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151918 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157436 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000157436 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000157436 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000157436 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000157436 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000157436 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157436 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157436 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157436 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000157436 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%